Income Tax Expense (Income Tax Expense (Benefit)) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Tax Expense [Abstract]
Income tax expense from continuing operations	$ 24,457	$ 24,819	$ 13,867
Discontinued operations			(1,473)
Total income tax expense	$ 24,457	$ 24,819	$ 12,394